OTHER ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011
Other Assets Tables
Schedule of other assets

Prepaid expense consists of the following:

	June 30, 2013	December 31, 2012
Prepaid manufacturing costs	$899,000	$-0-
Prepaid consulting expense	1,081,519	953,655
TOTAL PREPAID EXPENSE	$1,980,519	$953,655